UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/13

Item 1. Reports to Stockholders.

JUNE 30, 2013

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund



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TAX-FREE INCOME

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

State Update and Municipal Bond Market Overview

California's rate of economic expansion slowed during the latter half of the 12-month period ended June 30, 2013, although increases in residential construction activity, home prices, personal income and wages attested to continued growth. California's unemployment rate remained well above the 7.6% national rate, but it improved from 10.6% in June 2012 to 8.5% in June 2013 as the state's pace of job creation surpassed the nation's during much of the period.[1]

Reflective of California's improving credit quality and economic recovery, in January Governor Brown presented a structurally balanced budget proposal, and the state issued $2 billion in general obligation bonds to finance capital and infrastructure projects and to refund some existing general obligation bonds. The fiscal year 2013 enacted budget required the passage of Proposition 30 that called for increased income taxes for high-income earners for five years and a temporary increase to the sales tax, with additional revenues dedicated solely to funding education. Voters passed Proposition 30 in November 2012, raising California's revenue base and avoiding $6 billion in automatic spending cuts to education and public safety. Lawmakers consequently projected a budget surplus by fiscal year 2014, having assumed that future expenditures would grow less rapidly than revenues. Revenues collected in early calendar year 2013 exceeded expectations and reversed disappointing tax revenues at the end of calendar year 2012. After submitting a slimmed-down budget proposal in May, Governor Brown signed the state's fiscal year 2014 budget on June 28, 2013. The smaller budget took into account the effect of higher federal payroll taxes and sequestration on California's economy. The budget also anticipated slower personal income growth, less revenue than forecast earlier, and no expectation for the continued collection of higher-than-expected personal income taxes as in 2013, indicative of the challenge of the state's revenue volatility.

The state's net tax-supported debt was $2,565 per capita and 5.8% of personal income, compared with the $1,074 and 2.8% national medians.[2] Although California's debt levels ranked among the nation's highest, independent credit rating agency Standard & Poor's (S&P) considered them moderate given the state's large population and budget. S&P raised California's general obligation

1. Source: Bureau of Labor Statistics.

2. Source: Moody's Investors Service, "2013 State Debt Medians Report," 5/29/13.

bond rating to A from A- during the period, with a stable outlook.[3] S&P's rating and outlook cited the state's economic depth and diversity, capacity to attract venture capital, significant presence of the growing biotechnology and alternative energy industries, prominent higher education institutions, businesses in innovative sectors, improved budgeting flexibility and cash performance, as well as conservatively structured debt. S&P attributed the stable outlook to the state's stronger budgetary and cash positions and to the fiscal year 2014 budget proposal to pay down some of the state's liabilities.

For the 12-month period ended June 30, 2013, the municipal bond market produced slightly positive returns. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, began the fiscal year strongly but returned +0.24% for the 12-month period after a 2.83% drop in June.[4] In comparison, the Barclays U.S. Treasury Index had a 12-month return of -1.64%.[4]

The municipal bond market faced short-term challenges during the reporting period. After the November elections, discussions about ways to achieve deficit reduction included possibly changing municipal bonds' tax-exempt status. Investor nervousness about such changes prompted outflows from municipal bond mutual funds in December that reached the highest weekly level since January 2011, according to Lipper Inc. Municipal bond prices fell and their yields rose near the end of 2012. Late on January 1, 2013, Congress agreed to raise income taxes on the wealthiest Americans and defer some federal spending cuts. The bill did not include changes to municipal bonds' tax-exempt status, although some changes were being considered in ongoing budget deficit reduction discussions.

Federal Reserve Board (Fed) Chairman Ben Bernanke testified before the Senate Banking Committee in February 2013 and reaffirmed the Fed's commitment to keeping interest rates low. One of the Fed's tools used to maintain low rates is the purchase of government and governmental agency debt in the secondary market. The Fed indicated it will maintain its bond-buying strategy "until the outlook for the labor markets has improved substantially," which generally supported demand for municipal bonds. Late in the reporting period, however, the Fed chairman spoke to Congress and allowed that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets

3. This does not indicate S&P's rating of the Funds.

4. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

dramatically lost value in June. Lipper reported that municipal bond fund investors withdrew $4.5 billion in the final week of June, which was the highest weekly level of outflows year to date in 2013 and the highest in Lipper's 20 years of tracking such data. Year-to-date flows amounted to $6.4 billion in withdrawals.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of June 30, 2013, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Franklin California Insured Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.[1,2]

Credit Quality Breakdown*
Franklin California Insured Tax-Free Income Fund
Based on Total Long-Term Investments as of 6/30/13**



AAA	5.6%
AA	64.1%
A	21.2%
BBB	6.0%
Not Rated	3.1%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This annual report for Franklin California Insured Tax-Free Income Fund covers the fiscal year ended June 30, 2013. The Fund closed to all new investments (other than reinvestment of dividends or capital gain distributions) at the close of market on March 1, 2013.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 32.

Dividend Distributions*

Franklin California Insured Tax-Free Income Fund
7/1/12–6/30/13

Month	Dividend per Share (cents) Class A	Class C	Advisor Class
July	4.19	3.60	4.29
August	4.19	3.60	4.29
September	4.19	3.56	4.30
October	4.19	3.56	4.30
November	4.19	3.56	4.30
December	4.09	3.47	4.20
January	4.09	3.47	4.20
February	4.09	3.47	4.20
March	4.09	3.48	4.20
April	4.09	3.48	4.20
May	4.06	3.45	4.17
June	4.06	3.48	4.17
Total	**49.52**	**42.18**	**50.82**

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.72 on June 30, 2012, to $12.33 on June 30, 2013. The Fund's Class A shares paid dividends totaling 49.52 cents per share for the same period.[3] The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.78%, based on an annualization of June's 4.06 cent per share dividend and the maximum offering price of $12.88 on June 30, 2013. An investor in the 2013 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.69% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C and Advisor shares' performance, please see the Performance Summary. During the period under review, dividend distributions were affected by the low interest rate environment. After an extended period of

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

low and declining interest rates, municipal bond yields were correspondingly low. Additionally, investor demand was generally strong for municipal bonds in an environment of limited tax-exempt supply. Thus, municipal bond prices generally rose and yields declined, which resulted in reduced income for the portfolio and caused dividends to decline.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund's range of allowable investments. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager's Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve (in which interest rates for longer term bonds are greater than those for shorter term bonds), we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown

Franklin California
Insured Tax-Free Income Fund
6/30/13

	% of Total Long-Term Investments*
General Obligation	29.9%
Transportation	14.6%
Subject to Government Appropriations	12.5%
Hospital & Health Care	12.4%
Utilities	11.8%
Tax-Supported	7.6%
Refunded	4.4%
Higher Education	3.7%
Other Revenue	1.7%
Housing	1.4%

*Does not include short-term investments and other net assets.

Performance Summary as of 6/30/13

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FRCIX)		Change	6/30/13	6/30/12
Net Asset Value (NAV)		-$0.39	$12.33	$12.72
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.4952			
Class C (Symbol: FRCAX)		**Change**	**6/30/13**	**6/30/12**
Net Asset Value (NAV)		-$0.38	$12.50	$12.88
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.4218			
Advisor Class (Symbol: FZCAX)		**Change**	**6/30/13**	**6/30/12**
Net Asset Value (NAV)		-$0.39	$12.35	$12.74
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.5082			

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. ***Class A:*** *4.25% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Advisor Class:*** *no sales charges.*

Class A		1-Year	5-Year	10-Year
Cumulative Total Return[1]		+0.71%	+26.13%	+48.96%
Average Annual Total Return[2]		-3.54%	+3.85%	+3.61%
Distribution Rate[3]	3.78%			
Taxable Equivalent Distribution Rate[4]	7.69%			
30-Day Standardized Yield[5]	3.07%			
Taxable Equivalent Yield[4]	6.24%			
Total Annual Operating Expenses[6]	0.60%			
Class C		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+0.22%	+22.77%	+41.16%
Average Annual Total Return[2]		-0.75%	+4.19%	+3.51%
Distribution Rate[3]	3.34%			
Taxable Equivalent Distribution Rate[4]	6.79%			
30-Day Standardized Yield[5]	2.65%			
Taxable Equivalent Yield[4]	5.39%			
Total Annual Operating Expenses[6]	1.15%			
Advisor Class[7]		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+0.81%	+26.88%	+49.84%
Average Annual Total Return[2]		+0.81%	+4.88%	+4.13%
Distribution Rate[3]	4.05%			
Taxable Equivalent Distribution Rate[4]	8.24%			
30-Day Standardized Yield[5]	3.31%			
Taxable Equivalent Yield[4]	6.73%			
Total Annual Operating Expenses[6]	0.50%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Average Annual Total Return

Class A	6/30/13
1-Year	-3.54%
5-Year	+3.85%
10-Year	+3.61%

Class A (7/1/03–6/30/13)


$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,418
$14,262
$12,711
Franklin California Insured Tax-Free Income Fund
Barclays Municipal Bond Index[4]
CPI[5]

Average Annual Total Return

Class C	6/30/13
1-Year	-0.75%
5-Year	+4.19%
10-Year	+3.51%

Class C (7/1/03–6/30/13)


$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,418
$14,116
$12,711
Franklin California Insured Tax-Free Income Fund
Barclays Municipal Bond Index[4]
CPI[5]

Advisor Class (7/1/03–6/30/13)[7]


$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,418
$14,984
$12,711
Franklin California Insured Tax-Free Income Fund
Barclays Municipal Bond Index[8]
CPI[8]

Average Annual Total Return

Advisor Class[7]	6/30/13
1-Year	+0.81%
5-Year	+4.88%
10-Year	+4.13%

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund's yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. Distribution rate is based on an annualization of the respective class's June dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 6/30/13.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
5. The 30-day standardized yield for the 30 days ended 6/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.
6. Figures are as stated in the current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.42% and +6.55%.
8. Source: © 2013 Morningstar. The Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody's, S&P and Fitch. The Consumer Price Index (CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Your Fund's Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13
Actual	$1,000	$ 965.20	$2.92
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.01
Class C			
Actual	$1,000	$ 962.90	$5.60
Hypothetical (5% return before expenses)	$1,000	$1,019.09	$5.76
Advisor Class			
Actual	$1,000	$ 965.70	$2.44
Hypothetical (5% return before expenses)	$1,000	$1,022.32	$2.51

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin California Intermediate-Term Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.[1] The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

Credit Quality Breakdown*
Franklin California Intermediate-Term Tax-Free Income Fund
6/30/13

Ratings	% of Total Long-Term Investments**
AAA	1.8%
AA	46.2%
A	33.0%
BBB	14.9%
Below Investment Grade	0.3%
Not Rated	3.8%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This annual report for Franklin California Intermediate-Term Tax-Free Income Fund covers the fiscal year ended June 30, 2013.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 46.

Dividend Distributions*

Franklin California Intermediate-Term Tax-Free Income Fund

7/1/12–6/30/13

Month	Dividend per Share (cents) Class A	Class C	Advisor Class
July	3.43	2.87	3.53
August	3.33	2.77	3.43
September	3.23	2.65	3.33
October	3.23	2.65	3.33
November	3.23	2.65	3.33
December	3.23	2.66	3.33
January	3.18	2.61	3.28
February	3.18	2.61	3.28
March	3.13	2.56	3.23
April	3.08	2.51	3.18
May	3.08	2.51	3.18
June	3.08	2.53	3.17
Total	**38.41**	**31.58**	**39.60**

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.04 on June 30, 2012, to $11.73 on June 30, 2013. The Fund's Class A shares paid dividends totaling 38.41 cents per share for the same period.[2] The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.08%, based on an annualization of June's 3.08 cent per share dividend and the maximum offering price of $12.00 on June 30, 2013. An investor in the 2013 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.26% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C and Advisor shares' performance, please see the Performance Summary. During the period under review, dividend distributions were affected by the low interest rate environment. After an extended

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Portfolio Breakdown
Franklin California Intermediate-Term Tax-Free Income Fund
6/30/13

	% of Total Long-Term Investments*
General Obligation	22.5%
Tax-Supported	16.7%
Subject to Government Appropriations	15.3%
Utilities	13.1%
Hospital & Health Care	12.8%
Transportation	7.8%
Higher Education	6.0%
Other Revenue	2.5%
Housing	1.7%
Refunded	1.6%

*Does not include short-term investments and other net assets.

period of low and declining interest rates, municipal bond yields were correspondingly low. Additionally, investor demand was generally strong for municipal bonds in an environment of limited tax-exempt supply. Thus, municipal bond prices generally rose and yields declined, which resulted in reduced income for the portfolio and caused dividends to decline.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund's range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager's Discussion

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FKCIX)		Change	6/30/13	6/30/12
Net Asset Value (NAV)		-$0.31	$11.73	$12.04
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.3841			
Class C (Symbol: FCCIX)		**Change**	**6/30/13**	**6/30/12**
Net Asset Value (NAV)		-$0.31	$11.77	$12.08
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.3158			
Advisor Class (Symbol: FRCZX)		**Change**	**6/30/13**	**6/30/12**
Net Asset Value (NAV)		-$0.32	$11.75	$12.07
Distributions (7/1/12–6/30/13)				
Dividend Income	$0.3960			

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. ***Class A:*** *2.25% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Advisor Class:*** *no sales charges.*

Class A		1-Year	5-Year	10-Year
Cumulative Total Return[1]		+0.55%	+25.67%	+45.44%
Average Annual Total Return[2]		-1.74%	+4.20%	+3.58%
Distribution Rate[3]	3.08%			
Taxable Equivalent Distribution Rate[4]	6.26%			
30-Day Standardized Yield[5]	2.08%			
Taxable Equivalent Yield[4]	4.23%			
Total Annual Operating Expenses[6]	0.64%			
Class C		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		-0.01%	+22.38%	+38.12%
Average Annual Total Return[2]		-0.99%	+4.12%	+3.28%
Distribution Rate[3]	2.58%			
Taxable Equivalent Distribution Rate[4]	5.25%			
30-Day Standardized Yield[5]	1.58%			
Taxable Equivalent Yield[4]	3.21%			
Total Annual Operating Expenses[6]	1.19%			
Advisor Class[7]		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]		+0.56%	+26.42%	+46.31%
Average Annual Total Return[2]		+0.56%	+4.80%	+3.88%
Distribution Rate[3]	3.24%			
Taxable Equivalent Distribution Rate[4]	6.59%			
30-Day Standardized Yield[5]	2.24%			
Taxable Equivalent Yield[4]	4.56%			
Total Annual Operating Expenses[6]	0.54%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Average Annual Total Return

Class A	6/30/13
1-Year	-1.74%
5-Year	+4.20%
10-Year	+3.58%

Class A (7/1/03–6/30/13)


$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,846
$14,217
$12,711
Franklin California Intermediate-Term Tax-Free Income Fund
Barclays Municipal Bond Index: 10-Year Component[8]
CPI[8]

Average Annual Total Return

Class C	6/30/13
1-Year	-0.99%
5-Year	+4.12%
10-Year	+3.28%

Class C (7/1/03–6/30/13)


$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,846
$13,812
$12,711
Franklin California Intermediate-Term Tax-Free Income Fund
Barclays Municipal Bond Index: 10-Year Component[8]
CPI[8]

Average Annual Total Return

Advisor Class[7]	6/30/13
1-Year	+0.56%
5-Year	+4.80%
10-Year	+3.88%

Advisor Class (7/1/03–6/30/13)[7]



$20,000
$15,000
$10,000
$5,000
7/03
6/05
6/07
6/09
6/11
6/13
$15,846
$14,631
$12,711
Franklin California Intermediate-Term Tax-Free Income Fund
Barclays Municipal Bond Index: 10-Year Component[8]
CPI[8]

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund's yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. Distribution rate is based on an annualization of the respective class's June dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 6/30/13.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
5. The 30-day standardized yield for the 30 days ended 6/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.
6. Figures are as stated in the current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.61% and +6.24%.
8. Source: © 2013 Morningstar. The Barclays Municipal Bond Index: 10-Year Component is the 10-year (8-12) component of the Barclays Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody's, S&P and Fitch. The Consumer Price Index (CPI), calculated by the Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Your Fund's Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13
Actual	$1,000	$ 978.10	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21
Class C			
Actual	$1,000	$ 975.40	$5.83
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96
Advisor Class			
Actual	$1,000	$ 978.60	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin California Tax-Exempt Money Fund

Your Fund's Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.[1] The Fund's portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Breakdown
Franklin California Tax-Exempt Money Fund
6/30/13

	% of Total Investments
Variable Rate Notes	94.0%
Notes and Bonds	3.0%
Tax-Exempt Commercial Paper	3.0%

This annual report for Franklin California Tax-Exempt Money Fund covers the fiscal year ended June 30, 2013.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the 12-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund's seven-day effective yield was unchanged at 0.00% from June 30, 2012, through June 30, 2013.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund's total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Manager's Discussion

During the year under review, short-term municipal bond yields remained relatively low as the Federal Open Market Committee kept rates unchanged,

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 57.

Performance Summary

Franklin California Tax-Exempt Money Fund
Symbol: FCLXX
6/30/13

Seven-day effective yield[1]	0.00%
Seven-day annualized yield	0.00%
Taxable equivalent yield[2]	0.00%
Total annual operating expenses[3]	0.54%

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the published rates as of 6/24/13 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

3. The figure is as stated in the current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the Fund's investment manager and administrator have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the Fund's investment manager or administrator, at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 6/30/13. The Fund's average weighted life and average weighted maturity were each eight days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

maintaining the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed relatively low. The SIFMA rate ranged from a high during the reporting period of 0.23% on April 17, 2013, to a low of 0.06% at the end of the period.[2]

During the Fund's fiscal year, variable rate demand note (VRDN) issuance was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing high-quality securities. In this environment, the Fund's yield remained at 0.00% for the fiscal year.

During the review period, the Fund participated in several issues including Los Angeles County tax revenue anticipation note, Metropolitan Water District of Southern California VRDN, and California Education Facilities Authority for Stanford University VRDN.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA.

Your Fund's Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13
Actual	$1,000	$1,000.00	$0.50
Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.50

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Insured Tax-Free Income Fund

Class A	Year Ended June 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.72	$11.76	$12.07	$11.45	$12.19
Income from investment operations[a]:					
Net investment income[b]	0.50	0.54	0.55	0.55	0.55
Net realized and unrealized gains (losses)	(0.39)	0.96	(0.31)	0.62	(0.75)
Total from investment operations	0.11	1.50	0.24	1.17	(0.20)
Less distributions from net investment income	(0.50)	(0.54)	(0.55)	(0.55)	(0.54)
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	$12.33	$12.72	$11.76	$12.07	$11.45
Total return[e]	0.71%	12.96%	2.08%	10.33%	(1.54)%
Ratios to average net assets					
Expenses	0.60%	0.60%	0.61%	0.61%	0.61%
Net investment income	3.88%	4.34%	4.63%	4.60%	4.74%
Supplemental data					
Net assets, end of year (000's)	$1,777,179	$1,884,339	$1,715,495	$1,899,692	$1,780,448
Portfolio turnover rate	15.99%	11.93%	12.49%	14.19%	13.04%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Financial Highlights *(continued)*

Franklin California Insured Tax-Free Income Fund

Class C	Year Ended June 30, 2013	2012	2011	2010	2009
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.88	$11.90	$12.21	$11.57	$12.32
Income from investment operations[a]:					
Net investment income[b]	0.44	0.47	0.49	0.49	0.49
Net realized and unrealized gains (losses)	(0.40)	0.98	(0.32)	0.63	(0.76)
Total from investment operations	0.04	1.45	0.17	1.12	(0.27)
Less distributions from net investment income	(0.42)	(0.47)	(0.48)	(0.48)	(0.48)
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	$12.50	$12.88	$11.90	$12.21	$11.57
Total return[e]	0.22%	12.35%	1.49%	9.79%	(2.15)%
Ratios to average net assets					
Expenses	1.15%	1.15%	1.16%	1.16%	1.16%
Net investment income	3.33%	3.79%	4.08%	4.05%	4.19%
Supplemental data					
Net assets, end of year (000's)	$269,209	$283,985	$234,494	$252,630	$186,238
Portfolio turnover rate	15.99%	11.93%	12.49%	14.19%	13.04%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust

Financial Highlights *(continued)*

Franklin California Insured Tax-Free Income Fund

Advisor Class	Year Ended June 30, 2013	2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.74	$11.77	$12.08	$11.45	$11.33
Income from investment operations[b]:					
Net investment income[c]	0.52	0.55	0.56	0.56	0.37
Net realized and unrealized gains (losses)	(0.40)	0.97	(0.31)	0.63	0.12
Total from investment operations	0.12	1.52	0.25	1.19	0.49
Less distributions from net investment income	(0.51)	(0.55)	(0.56)	(0.56)	(0.37)
Net asset value, end of year	$12.35	$12.74	$11.77	$12.08	$11.45
Total return[d]	0.81%	13.14%	2.17%	10.52%	4.37%
Ratios to average net assets[e]					
Expenses	0.50%	0.50%	0.51%	0.51%	0.51%
Net investment income	3.98%	4.44%	4.73%	4.70%	4.84%
Supplemental data					
Net assets, end of year (000's)	$62,163	$56,993	$41,213	$10,960	$2,100
Portfolio turnover rate	15.99%	11.93%	12.49%	14.19%	13.04%

[a]For the period October 31, 2008 (effective date) to June 30, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%		
California 96.9%		
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$ 9,000,000	$ 9,565,020
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,		
4/01/32	3,500,000	3,570,105
4/01/42	1,120,000	1,119,910
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,148,510
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,303,044
O'Connor Woods Project, 5.00%, 1/01/43	10,000,000	10,056,800
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25	5,145,000	5,150,196
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,753,355
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25	9,045,000	4,606,076
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,		
5.25%, 10/01/21	64,660,000	70,199,422
5.45%, 10/01/25	25,000,000	26,743,000
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,580,719
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,		
8/01/32	3,355,000	1,165,393
8/01/33	3,610,000	1,179,459
2/01/34	3,345,000	1,056,485
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,240,516
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	8,694,075
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,156,400
Anderson Union High Schools District GO, Election of 2012, Series A, Build America Mutual Assurance, 5.00%, 8/01/37	1,385,000	1,454,319
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,340,931
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	4,109,002
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,397,235
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	4,660,933
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	1,949,880
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,083,000
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	11,090,115
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,004,840
Baldwin Park USD, GO,		
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,506,550
Election of 2006, AGMC Insured, 5.00%, 8/01/31	5,440,000	5,638,506
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,		
5.75%, 8/01/36	6,200,000	6,807,786
zero cpn., 8/01/40	11,000,000	2,498,100
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,475,313
Beverly Hills PFA Water Revenue, Refunding, Second Series A, 5.00%, 6/01/37	5,735,000	6,291,811

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	$ 3,790,000	$ 3,879,747
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	11,021,654
California Community College Financing Authority Lease Revenue,		
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	880,000	863,350
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,363,878
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,278,025
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series U-2, 5.00%, 10/01/32	50,000,000	58,586,000
California Health Facilities Financing Authority Revenue,		
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,118,720
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,828,500
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	895,000	897,318
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	5,000,000	5,000,500
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,000,000
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,669,300
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	10,160,460
California Municipal Finance Authority Revenue, California Mortgage Insured, 5.00%, 3/01/38	3,500,000	3,608,010
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage Insured,		
5.875%, 5/15/29	2,895,000	3,093,452
6.125%, 5/15/39	5,830,000	6,159,512
California Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,017,523
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,289,700
California State Department of Water Resources Water System Revenue, Central Valley Project,		
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	42,692
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	27,152
California State GO,		
NATL Insured, 6.00%, 8/01/16	210,000	210,821
NATL Insured, 6.00%, 10/01/21	65,000	65,688
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,353,703
California State Municipal Finance Authority Revenue, Centro de Salud de la Comunidad de San Ysidro Inc., California Mortgage Insured, 5.00%, 3/01/33	3,000,000	3,125,850
California State Public Works Board Lease Revenue,		
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/21	4,100,000	4,151,086
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/26	5,675,000	5,738,787
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	10,000,000	10,505,100
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/34	20,125,000	20,697,757
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,300,600
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,778,090
California Endowment, 5.00%, 7/01/33	18,460,000	18,460,000
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,094,120

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Statewide CDA Revenue, (continued)		
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28	$17,215,000	$ 19,691,722
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,172,117
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	20,501,343
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	2,035,000	2,040,800
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	20,736,600
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	15,201,450
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	2,585,000	2,587,895
California Statewide CDA,		
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	2,988,510
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	4,055,000	4,059,866
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.90%, 7/20/39	13,475,000	12,803,675
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	9,567,500
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,787,534
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,		
10/01/34	14,000,000	14,437,920
10/01/41	3,880,000	3,956,824
Caruthers USD, GO, Election of 2012, Series A, Build America Mutual Assurance, 5.00%, 8/01/42	1,480,000	1,526,058
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,022,470
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,623,301
Central USD, GO, Election of 2008, Series A, Assured Guaranty,		
5.50%, 8/01/29	3,000,000	3,286,290
5.625%, 8/01/33	3,500,000	3,821,790
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,791,367
Coachella Valley USD, GO,		
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	2,287,120
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	2,156,240
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	1,694,325
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	1,893,600
Election of 2005, Series D, AGMC Insured, 5.00%, 8/01/37	7,000,000	7,226,590
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,249,550
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,		
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,150,257
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,023,010
Colton Joint USD, GO,		
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	3,034,398
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,454,850
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	2,000,000	2,086,220
Corona-Norco USD, GO,		
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	837,032
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,516,236
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,631,369
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,715,913

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Corona-Norco USD, GO, (continued)		
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	$ 6,080,000	$ 3,337,312
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,102,200
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,093,025
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,704,698
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,110,680
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,709,650
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,656,369
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	10,767,700
Discovery Bay PFA Enterprise Revenue, Water and Wastewater Projects, 5.00%, 12/01/42	4,000,000	4,102,480
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,163,135
El Rancho USD, GO, AGMC Insured, 5.00%, 8/01/27	4,500,000	4,720,725
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	7,856,478
Escalon USD, GO, Election of 2012, Series A, Build America Mutual Assurance, 5.00%, 8/01/42	3,195,000	3,258,261
Escondido UHSD, COP, AGMC Insured, 5.00%,		
6/01/33	3,500,000	3,524,220
6/01/37	2,500,000	2,510,025
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,436,885
Fairfield Suisun USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/25	4,185,000	4,400,695
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	4,747,550
Fontana USD, GO, Series A, AGMC Insured,		
5.25%, 8/01/27	265,000	272,354
5.25%, 8/01/28	275,000	282,128
Pre-Refunded, 5.25%, 8/01/27	6,435,000	6,783,970
Pre-Refunded, 5.25%, 8/01/28	6,725,000	7,089,697
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17	20,000,000	16,486,200
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18	25,000,000	19,476,500
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19	5,970,000	4,394,218
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	64,767,652
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,462,475
Fowler USD, GO,		
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	594,983
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	543,214
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,741,353
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,768,189
Fresno USD, GO, Refunding,		
Series A, AGMC Insured, 5.00%, 8/01/25	5,000,000	5,574,700
Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,424,062
Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,398,100
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	2,100,245
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	4,974,300

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Grossmont UHSD, GO,		
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	$ 5,110,000	$ 3,291,607
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,563,869
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,301,629
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,032,200
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	2,000,675
Hesperia USD, COP, Refunding, Series A, Build America Mutual Assurance, 5.00%, 2/01/38	5,000,000	5,018,700
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	19,815,000	19,212,228
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,026,040
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,		
5.125%, 10/01/32	1,690,000	1,821,888
5.25%, 10/01/39	7,590,000	8,088,587
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,		
8/01/25	3,045,000	3,663,622
8/01/29	3,075,000	3,678,007
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%, 9/01/32	7,000,000	6,383,370
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,018,840
Kern High School District GO, AGMC Insured, ETM, 6.625%,		
8/01/14	1,535,000	1,640,086
8/01/15	1,400,000	1,574,832
Kings Canyon Joint Unified School District, Election of 2012, Series A, Build America Assurance, 5.00%, 8/01/38	2,860,000	2,960,672
Kings Canyon Joint USD, GO, 2012 Election, Series A, Build America Mutual Assurance, 5.25%, 8/01/42	3,260,000	3,458,958
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,074,353
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,908,572
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	9,760,500
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,830,400
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	1,938,028
Lancaster School District GO,		
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	3,058,682
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	3,151,846
Election of 2012, Series A, AGMC Insured, 5.00%, 8/01/34	6,240,000	6,526,416
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,201,041
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,184,882
Live Oak School District COP, Assured Guaranty,		
5.50%, 8/01/29	1,245,000	1,334,428
5.875%, 8/01/34	2,270,000	2,460,612
5.875%, 8/01/39	2,750,000	2,952,043
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,516,476

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Lodi USD School Facilities ID No. 1 GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	$ 1,000,000	$ 1,027,020
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC Insured, 5.00%,		
8/01/25	7,015,000	6,828,752
8/01/31	3,135,000	2,869,403
Los Angeles Community College District GO, Series B, AGMC Insured, 5.00%, 8/01/27	4,000,000	4,015,160
Los Angeles COP, Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC Insured, 5.00%, 6/01/27	5,895,000	5,906,790
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport, senior, Series D, 5.00%, 5/15/40	30,000,000	30,538,800
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%, 7/01/43	20,000,000	20,838,200
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	565,000	565,299
Los Angeles USD, GO,		
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,424,800
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,405,100
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,292,768
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%, 9/01/18	1,765,000	1,774,037
Lynwood USD, GO, Election of 2012, Series A, AGMC Insured, 5.00%,		
8/01/33	2,000,000	2,070,400
8/01/38	2,385,000	2,447,606
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/29	1,200,000	1,256,460
Marysville Financing Authority Sewer Revenue, Series A, AGMC Insured, 5.00%,		
11/01/38	2,870,000	2,925,506
11/01/45	4,620,000	4,671,744
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,107,072
McFarland USD, GO, Election of 2012, Series A, AGMC Insured, 5.00%,		
11/01/38	1,500,000	1,551,285
11/01/38	3,255,000	3,357,630
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,666,350
Mendota USD, GO, Election of 2012, Series A, Build America Mutual Assurance, 5.00%, 8/01/42	3,260,000	3,385,445
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,465,363
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,853,360
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	19,595,625
Moorpark USD,		
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,260,137
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,131,925
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,206,160
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,222,560
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,909,535

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Oceanside USD, GO, Capital Appreciation, Election of 2008,		
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	$ 5,000,000	$ 5,256,350
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,618,695
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	1,838,297
Orange County Sanitation District COP, Series B, AGMC Insured, 5.00%, 2/01/37	25,000,000	26,622,500
Paramount USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,125,857
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/22	1,900,000	1,265,191
8/01/23	1,985,000	1,238,005
8/01/24	2,075,000	1,216,344
8/01/25	2,170,000	1,186,730
8/01/26	2,265,000	1,157,460
Peralta Community College District GO,		
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,474,167
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,510,000
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,675,000	3,699,549
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	3,984,800
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	10,689,877
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,122,400
Pomona USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,051,025
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	16,749,440
Poway RDA Tax Allocation,		
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,197,115
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,193,783
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,504,850
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	25,267,680
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,164,500
Ripon USD, GO, Election of 2012, Refunding, Series A, Build America Mutual Assurance, zero cpn. to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	2,172,890
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,512,842
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE, FGIC Insured,		
5.00%, 8/01/37	3,620,000	3,449,462
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,492,318
Rosedale-Rio Bravo Water Storage District Revenue COP, Series A, Build America Mutual Assurance, 5.00%,		
1/01/33	5,000,000	5,195,350
1/01/43	14,620,000	14,896,610
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%, 9/01/25	5,675,000	5,704,226
Sacramento Area Flood Control Agency Special Assessment,		
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,260,900
Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	560,000	568,613
Sacramento City USD, GO, Refunding, AGMC Insured, 5.00%, 7/01/31	14,030,000	14,554,722

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty, 5.50%, 7/01/34	$16,320,000	$ 17,640,614
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,452,718
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	18,326,054
San Francisco City and County Public Utilities Commission Water Revenue, 5.00%, 11/01/43	10,295,000	10,681,165
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,014,760
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	3,530,000	1,908,071
2/01/27	1,850,000	957,505
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,383,794
San Joaquin Delta Community College District GO, Election of 2004,		
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,054,244
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	5,525,518
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	547,019
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,948,844
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	6,543,560
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,073,915
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,650,511
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,613,028
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,500,000	3,500,700
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	14,590,376
San Juan USD, GO, Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,226,600
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, Build America Mutual Assurance, 5.00%,		
3/01/38	2,315,000	2,353,892
3/01/43	5,000,000	5,037,800
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	15,689,879
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,645,629
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 8/01/30	5,790,000	6,103,992
San Ysidro School District COP, School Facilities Project, AGMC Insured, 5.00%, 9/01/38	2,800,000	2,752,568
Sanger USD, GO, Election of 2012, Series A, 5.00%, 8/01/39	5,510,000	5,731,061
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	8,656,544
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	11,720,484
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,337,300
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,186,796
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	1,085,000	1,136,570
Santee School District GO, Election of 2006,		
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,004,215

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Santee School District GO, Election of 2006, (continued)		
Series B, Assured Guaranty, 5.00%, 8/01/33	$ 1,260,000	$ 1,291,147
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,006,190
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,270,790
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,		
9/01/35	2,000,000	2,007,040
9/01/40	1,500,000	1,465,035
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	13,906,586
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	3,820,540
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,118,900
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,		
8/01/28	2,340,000	985,257
8/01/29	2,440,000	952,064
8/01/30	2,550,000	924,528
8/01/31	2,660,000	899,266
Stanislaus USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,520,632
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,507,610
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured, 5.00%, 12/01/40	6,020,000	6,056,782
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,448,520
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	14,555,550
Susanville PFAR, Utility Enterprises Project, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,239,206
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	15,425,655
Tehachapi Valley Healthcare District GO, 2009 Election, Build America Mutual Assurance, 5.00%, 11/01/33	5,220,000	5,333,744
Temecula Valley USD, GO, Election of 2012, Series A, Build America Mutual Assurance, 5.00%, 8/01/42	6,000,000	6,172,080
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,		
5.00%, 9/01/30	1,255,000	1,322,820
5.375%, 9/01/37	5,000,000	5,265,000
Tustin CRDA Tax Allocation, Housing, AGMC Insured,		
5.00%, 9/01/30	2,125,000	2,140,109
5.25%, 9/01/39	3,250,000	3,276,780
Union Elementary School District GO, Capital Appreciation,		
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,316,780
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,369,465
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,337,484
University of California Revenue, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,889,848
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,070,595

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013 *(continued)*

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Val Verde USD,		
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	$ 7,020,000	$ 6,858,540
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	623,670
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	7,150,000	4,005,573
2/01/27	4,795,000	2,582,443
Washington Township Health Care District Revenue, Refunding,		
5.00%, 7/01/18	2,000,000	2,002,940
5.125%, 7/01/23	450,000	450,369
Washington USD Fresno County GO, Election of 2012, Series A,		
Build America Mutual Assurance, 5.00%, 8/01/43	3,965,000	4,043,507
Build America Mutual Insured, 5.00%, 8/01/38	2,425,000	2,480,824
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,294,331
West Basin Municipal Water District COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/24	2,500,000	2,509,350
West Contra Costa USD, GO,		
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,644,600
Election of 2010, Series A, AGMC Insured, 5.25%, 8/01/41	12,500,000	13,614,125
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,734,725
West Hills Community College District School Facilities ID No. 1 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/37	2,250,000	2,266,245
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%, 8/01/41	4,000,000	4,428,120
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	5,652,003
West Sacramento Financing Authority Water Revenue, AGMC Insured, 5.00%,		
10/01/31	7,160,000	7,411,388
10/01/34	7,190,000	7,409,583
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	976,740
Western Riverside County Water and Wastewater Finance Authority Revenue,		
Local Agency, Refunding, Series A-1, AGMC Insured, 5.00%, 9/01/35	6,120,000	6,217,124
Western Municipal Water District Improvement, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,842,173
Western Municipal Water District Improvement, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,579,125
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%, 9/01/37	4,340,000	4,348,506
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
9/01/29	1,500,000	1,581,060
9/01/31	1,745,000	1,819,128
9/01/32	1,710,000	1,776,109
9/01/34	2,000,000	2,066,700
Wiseburn School District GO, Election of 2010,		
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	9,917,828
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	10,782,600
Woodland Finance Authority Wastewater Revenue, second senior lien, NATL Insured, 5.00%, 3/01/35	2,590,000	2,599,246
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	5,024,234
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,218,200
Total Municipal Bonds before Short Term Investments (Cost $1,960,378,431)		2,042,681,838

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 1.7%		
Municipal Bonds 1.7%		
California 1.7%		
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.04%, 11/01/26	$13,500,000	$ 13,500,000
[a]California State GO, Series A, Sub Series A-2, Daily VRDN and Put, 0.03%, 5/01/33	8,475,000	8,475,000
[a]California Statewide CDA Revenue, John Muir Health, Refunding,		
Series A, Daily VRDN and Put, 0.01%, 8/15/36	12,360,000	12,360,000
Series C, Daily VRDN and Put, 0.03%, 8/15/27	1,900,000	1,900,000
Total Short Term Investments (Cost $36,235,000)		36,235,000
Total Investments (Cost $1,996,613,431) 98.6%		2,078,916,838
Other Assets, less Liabilities 1.4%		29,634,631
Net Assets 100.0%		$2,108,551,469

See Abbreviations on page 76.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund

Class A	Year Ended June 30, 2013	2012	2011	2010	2009
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.04	$11.30	$11.42	$10.87	$11.27
Income from investment operations[a]:					
Net investment income[b]	0.38	0.43	0.45	0.45	0.45
Net realized and unrealized gains (losses)	(0.31)	0.74	(0.13)	0.55	(0.40)
Total from investment operations	0.07	1.17	0.32	1.00	0.05
Less distributions from net investment income	(0.38)	(0.43)	(0.44)	(0.45)	(0.45)
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	$11.73	$12.04	$11.30	$11.42	$10.87
Total return[e]	0.55%	10.53%	2.88%	9.36%	0.51%
Ratios to average net assets					
Expenses	0.63%	0.64%	0.64%	0.66%	0.66%
Net investment income	3.14%	3.63%	3.93%	3.95%	4.17%
Supplemental data					
Net assets, end of year (000's)	$785,196	$741,604	$589,818	$669,838	$517,829
Portfolio turnover rate	6.01%	9.95%	9.42%	12.40%	20.01%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust

Financial Highlights *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund

Class C	Year Ended June 30, 2013	2012	2011	2010	2009
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.08	$11.33	$11.45	$10.89	$11.29
Income from investment operations[a]:					
Net investment income[b]	0.32	0.36	0.38	0.38	0.40
Net realized and unrealized gains (losses)	(0.31)	0.76	(0.12)	0.57	(0.41)
Total from investment operations	0.01	1.12	0.26	0.95	(0.01)
Less distributions from net investment income	(0.32)	(0.37)	(0.38)	(0.39)	(0.39)
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	$11.77	$12.08	$11.33	$11.45	$10.89
Total return[e]	(0.01)%	9.89%	2.40%	8.83%	(0.05)%
Ratios to average net assets					
Expenses	1.18%	1.19%	1.19%	1.21%	1.21%
Net investment income	2.59%	3.08%	3.38%	3.40%	3.62%
Supplemental data					
Net assets, end of year (000's)	$197,263	$173,557	$128,554	$111,795	$59,205
Portfolio turnover rate	6.01%	9.95%	9.42%	12.40%	20.01%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust

Financial Highlights *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund

Advisor Class	Year Ended June 30, 2013	2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$12.07	$11.32	$11.44	$10.87	$10.60
Income from investment operations[b]:					
Net investment income[c]	0.40	0.44	0.46	0.46	0.31
Net realized and unrealized gains (losses)	(0.32)	0.75	(0.13)	0.58	0.27
Total from investment operations	0.08	1.19	0.33	1.04	0.58
Less distributions from net investment income	(0.40)	(0.44)	(0.45)	(0.47)	(0.31)
Net asset value, end of year	$11.75	$12.07	$11.32	$11.44	$10.87
Total return[d]	0.56%	10.71%	2.98%	9.65%	5.49%
Ratios to average net assets[e]					
Expenses	0.53%	0.54%	0.54%	0.56%	0.56%
Net investment income	3.24%	3.73%	4.03%	4.05%	4.27%
Supplemental data					
Net assets, end of year (000's)	$218,524	$160,565	$95,447	$36,322	$156
Portfolio turnover rate	6.01%	9.95%	9.42%	12.40%	20.01%

[a]For the period October 31, 2008 (effective date) to June 30, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.7%		
California 91.7%		
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,		
4/01/23	$ 1,000,000	$ 1,118,510
4/01/24	1,000,000	1,108,940
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,249,120
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,077,590
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/19	1,000,000	1,087,240
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/21	1,000,000	1,065,730
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/22	500,000	526,640
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/24	1,195,000	1,231,663
Episcopal Senior Communities, Refunding, Series B, 5.00%, 7/01/25	1,410,000	1,448,028
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,124,580
Jackson Laboratory, Refunding, 5.00%, 7/01/22	1,000,000	1,115,710
Jackson Laboratory, Refunding, 5.00%, 7/01/23	1,160,000	1,276,348
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,091,490
O'Connor Woods Project, California Mortgage Insured, 5.00%, 1/01/33	4,235,000	4,332,236
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	1,595,000	1,635,003
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,372,157
ABAG Revenue, SABR, Refunding, Series A-E, 5.40%, 9/15/14	270,000	276,458
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	8,969,000
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,730,908
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	2,997,154
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,176,854
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,		
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	17,429,550
Refunding, Series F-1, 5.00%, 4/01/24	2,500,000	2,844,850
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,343,920
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,		
9/01/26	1,000,000	1,030,460
9/01/28	2,000,000	2,042,160
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,		
8/01/15	4,600,000	4,467,658
8/01/16	4,670,000	4,422,116
California Community College Financing Authority Lease Revenue, Coast Community College, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,463,829
California Educational Facilities Authority Revenue, University of San Francisco, 5.00%, 10/01/21	3,000,000	3,447,030
California Health Facilities Financing Authority Revenue,		
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,347,660
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,698,106
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,769,415

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California Health Facilities Financing Authority Revenue, (continued)		
Scripps Health, Series A, 5.00%, 10/01/22	$ 4,600,000	$ 5,066,624
Stanford Hospital Clinics, Series B, 4.00%, 8/15/21	2,235,000	2,440,352
Stanford Hospital Clinics, Series B, 5.00%, 8/15/23	1,500,000	1,741,590
California Infrastructure and Economic Development Bank Revenue,		
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,955,350
J. Paul Getty Trust, Refunding, Series A, Sub Series A-1, 5.00%, 10/01/23	5,000,000	6,003,200
California Municipal Finance Authority COP, Community Hospitals of Central California,		
5.00%, 2/01/18	4,390,000	4,823,951
5.00%, 2/01/19	3,860,000	4,259,973
5.00%, 2/01/20	1,600,000	1,729,024
5.00%, 2/01/21	1,600,000	1,708,080
Refunding, 5.00%, 2/01/14	1,765,000	1,800,900
Refunding, 5.00%, 2/01/17	4,025,000	4,352,917
Refunding, 5.00%, 2/01/19	2,590,000	2,755,372
California State Department of Water Resources Power Supply Revenue,		
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,318,636
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,620,700
Refunding, Series L, 5.00%, 5/01/22	12,000,000	13,758,360
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,854,470
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,896,827
California State Department of Water Resources Water System Revenue, Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	5,000,000	5,628,400
California State Economic Recovery GO, Series A,		
5.00%, 7/01/15	6,115,000	6,384,488
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,771,636
California State Educational Facilities Authority Revenue,		
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,479,800
University of Southern California, Refunding, Series A, 5.00%, 10/01/23	10,000,000	11,976,700
California State GO,		
5.25%, 6/01/16	515,000	524,512
Refunding, 5.00%, 2/01/22	15,000,000	17,488,200
Refunding, 5.25%, 9/01/22	16,330,000	19,411,798
Refunding, 5.00%, 10/01/22	15,785,000	18,511,385
California State Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series K, 5.125%, 7/01/22	14,515,000	15,462,249
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,151,940
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%, 11/01/19	1,355,000	1,523,372
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%, 11/01/20	1,395,000	1,553,946
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%, 11/01/21	1,180,000	1,311,358
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%, 11/01/22	1,535,000	1,714,227
California State Municipal Finance Authority Revenue,		
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,320,000	1,485,871
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,658,070
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,231,011

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California State Public Works Board Lease Revenue,		
California State University Projects, Series B-1, 5.375%, 3/01/25	$ 2,500,000	$ 2,828,575
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,222,480
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,328,644
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,624,240
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,749,646
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,226,863
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,051,806
Trustees of the California State University, Series J, 5.50%, 11/01/25	4,725,000	5,351,535
Trustees of the California State University, Series J, 5.50%, 11/01/26	1,000,000	1,130,150
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,507,522
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,528,760
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,373,180
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,624,139
California State University Revenue, Systemwide,		
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,120,800
Series A, 5.00%, 11/01/26	11,000,000	12,219,680
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	10,866,700
Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13	1,000,000	1,000,000
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,385,050
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.00%, 11/15/18	3,000,000	3,041,760
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,439,440
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,281,139
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,372,553
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,435,728
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,235,680
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,170,186
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,469,221
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	966,280
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	958,010
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	2,871,180
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	484,214
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	506,760
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,443,110
Carson RDA, Tax Allocation Housing, Series A, 5.00%,		
10/01/22	1,975,000	2,019,398
10/01/23	2,135,000	2,175,095
10/01/24	2,245,000	2,276,161
10/01/25	1,700,000	1,713,226
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22	10,445,000	7,760,113
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	972,231

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	$ 5,235,000	$ 4,786,203
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,208,055
Conejo Valley USD, GO, Election of 1998,		
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,322,900
Series D, NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 8/01/19	4,000,000	4,184,640
Corona-Norco USD,		
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,436,428
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,556,563
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,374,964
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,683,705
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,067,270
Cupertino USD, GO, Santa Clara County, Refunding,		
5.00%, 8/01/22	1,690,000	1,951,815
Series A, 5.00%, 8/01/26	3,500,000	3,993,605
Series A, 5.00%, 8/01/27	7,390,000	8,357,868
Desert Sands USD,		
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,297,203
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,324,403
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,		
8/01/20	2,800,000	3,200,680
8/01/21	2,140,000	2,396,565
8/01/22	3,090,000	3,427,304
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,633,587
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	555,000	569,325
Folsom PFA Special Tax Revenue,		
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,021,773
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,069,042
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,063,620
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,345,908
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,402,911
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,457,148
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, 5.875%, 1/15/26	1,765,000	1,792,146
Capital Appreciation, Refunding, zero cpn., 1/15/22	30,345,000	18,380,877
Refunding, NATL Insured, 5.00%, 1/15/16	1,000,000	1,001,500
Fremont USD Alameda County GO, Refunding, 5.00%, 8/01/23	5,000,000	5,798,000
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13	2,025,000	2,034,133
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,		
8/01/21	1,010,000	1,168,045
8/01/22	1,170,000	1,346,693
8/01/23	1,350,000	1,532,129
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	515,440

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Irvine USD Financing Authority Special Tax, Series A,		
4.70%, 9/01/15	$ 1,040,000	$ 1,073,821
4.80%, 9/01/17	1,325,000	1,366,446
4.875%, 9/01/18	1,490,000	1,536,875
5.00%, 9/01/20	1,095,000	1,121,926
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,382,043
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,115,950
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,306,408
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,093,400
Los Angeles County MTA Sales Tax Revenue, Proposition C,		
Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,886,700
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,433,450
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,247,998
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series A, 5.00%, 7/01/25	7,815,000	8,906,912
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,458,910
Los Angeles USD,		
COP, 5.00%, 12/01/20	3,830,000	4,401,359
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,548,301
GO, Refunding, NATL Insured, 5.25%, 7/01/13	3,500,000	3,500,000
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,762,370
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,644,596
GO, Refunding, Series A-2, 5.00%, 7/01/21	10,000,000	11,865,100
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,178,150
GO, Series D, 5.00%, 7/01/27	3,410,000	3,684,437
GO, Series I, 5.00%, 7/01/18	5,000,000	5,825,950
Los Angeles Wastewater System Revenue, Refunding, Sub Series B, 5.00%, 6/01/23	6,000,000	7,038,960
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,		
9/01/22	1,000,000	1,113,340
9/01/26	1,280,000	1,353,062
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,		
3.90%, 11/15/36	3,440,000	3,581,143
3.95%, 11/15/36	1,295,000	1,350,556
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	5,166,750
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,153,187
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,		
8/01/18	1,455,000	1,219,348
8/01/19	1,480,000	1,179,442
Moreno Valley USD, GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,444,275
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,103,080
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,418,542

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,		
9/01/20	$ 1,225,000	$ 1,320,330
9/01/22	1,495,000	1,579,273
9/01/24	1,810,000	1,863,522
9/01/25	1,000,000	1,022,060
New Haven USD, GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,		
8/01/22	11,750,000	8,165,192
8/01/23	3,200,000	2,109,056
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,		
5.00%, 7/01/23	2,000,000	2,190,380
5.25%, 7/01/24	2,000,000	2,187,780
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,418,130
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,		
4.60%, 8/15/14	1,000,000	1,002,010
4.75%, 8/15/15	1,000,000	1,001,870
4.90%, 8/15/16	1,285,000	1,287,120
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
4.90%, 8/15/17	1,000,000	1,001,560
5.10%, 8/15/18	1,000,000	1,001,680
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
4.70%, 8/15/18	1,765,000	1,767,806
4.80%, 8/15/19	1,945,000	1,948,093
4.85%, 8/15/20	2,000,000	2,003,060
Orange Special Tax, CFD No. 91-2, Serrano Heights Public Improvements, Refunding, 5.00%,		
10/01/24	1,015,000	1,105,010
10/01/26	1,065,000	1,133,852
10/01/27	1,530,000	1,620,469
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,045,000	1,051,803
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	7,899,629
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%,		
9/02/28	1,000,000	1,063,410
9/02/29	1,280,000	1,354,163
Palo Verde Community College District COP, AMBAC Insured, 5.00%,		
1/01/22	1,015,000	1,053,418
1/01/23	1,065,000	1,100,007
1/01/24	1,070,000	1,102,079
Perris UHSD Financing Authority Special Tax,		
5.25%, 9/01/25	1,005,000	1,035,522
5.50%, 9/01/27	1,270,000	1,307,744
5.625%, 9/01/29	1,375,000	1,407,849
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,056,990
Poway USD, PFA Special Tax Revenue, 5.00%,		
9/15/25	860,000	922,453
9/15/28	1,115,000	1,171,308

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,		
7/01/16	$ 1,420,000	$ 1,523,078
7/01/21	1,695,000	1,766,529
Rancho Santiago Community College District GO, Refunding, 5.00%, 9/01/26	9,790,000	10,915,752
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,002,060
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.00%,		
8/01/19	2,010,000	2,206,015
8/01/20	2,315,000	2,481,310
8/01/21	2,050,000	2,170,909
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,643,072
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,148,486
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,121,842
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,325,438
[a]Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 5.25%,		
6/01/25	3,500,000	4,009,110
6/01/27	4,000,000	4,510,360
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%,		
9/01/20	1,400,000	1,551,578
9/01/21	1,505,000	1,670,761
9/01/23	1,730,000	1,886,236
Sacramento County COP, Refunding,		
5.375%, 2/01/23	3,400,000	3,526,480
5.50%, 2/01/25	3,770,000	3,943,156
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,613,813
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,269,800
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,886,050
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,432,320
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,016,180
San Francisco City and County Airports Commission International Airport Revenue,		
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	5,979,815
Refunding, Second Series, Series B, 5.00%, 5/01/26	2,700,000	2,970,702
Refunding, Series G, 5.00%, 5/01/23	4,970,000	5,654,965
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,004,884
San Francisco City and County GO, Clean and Safe Parks, Series B, 4.75%, 6/15/19	2,610,000	3,044,174
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	10,987,160

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013 *(continued)*

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	$ 1,000,000	$ 1,114,500
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,163,900
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,161,230
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,143,470
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,621,652
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,704,163
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,139,100
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,		
5.60%, 1/15/16	3,000,000	3,093,000
NATL Insured, zero cpn., 1/15/26	19,000,000	9,450,980
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,		
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,234,390
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	7,954,160
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, 5.00%, 3/01/29	1,000,000	1,037,970
San Ramon Valley USD, GO, Refunding, 5.00%,		
8/01/22	5,000,000	5,964,650
8/01/23	2,500,000	2,935,950
8/01/24	2,805,000	3,255,118
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,442,104
8/01/20	1,510,000	1,641,098
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,724,900
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,087,594
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,199,560
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,		
5.00%, 9/01/25	1,000,000	1,031,100
5.00%, 9/01/26	1,000,000	1,030,980
5.00%, 9/01/27	1,000,000	1,030,510
5.125%, 9/01/28	1,060,000	1,091,630
5.25%, 9/01/29	1,000,000	1,022,840
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Series A, 5.00%, 3/01/25	13,410,000	15,103,951
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,622,535
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	920,000	930,396
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,704,975
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,769,730
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,555,250
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,047,720
9/01/25	1,000,000	1,043,320

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
University of California Revenues,		
General, Refunding, Series S, 5.00%, 5/15/19	$ 8,145,000	$ 9,437,041
General, Series U, 5.00%, 5/15/19	4,060,000	4,787,593
Limited Project, Refunding, Series G, 5.00%, 5/15/26	9,160,000	10,258,559
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,171,484
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,061,233
5.00%, 11/01/21	1,065,000	1,088,899
5.00%, 11/01/22	1,115,000	1,128,960
5.125%, 11/01/23	1,170,000	1,184,871
5.125%, 11/01/24	1,230,000	1,241,611
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,		
8/01/24	7,755,000	4,665,873
8/01/26	10,045,000	5,295,423
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,627,721
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,117,098
5.25%, 9/01/20	1,325,000	1,351,858
		1,101,559,205
U.S. Territories 5.0%		
Guam 0.6%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,467,502
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/21	2,000,000	2,269,820
10/01/22	2,000,000	2,245,180
		6,982,502
Puerto Rico 4.4%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,691,925
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,145,700
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,000,900
Series WW, 5.375%, 7/01/23	5,000,000	4,986,600
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	4,633,650
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	11,944,044
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	8,127,360
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	10,289,700
		52,819,879
Total U.S. Territories		59,802,381
Total Municipal Bonds before Short Term Investments (Cost $1,125,724,837)		1,161,361,586

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 3.0%		
Municipal Bonds 3.0%		
California 3.0%		
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.04%, 11/01/26	$ 3,500,000	$ 3,500,000
[b]California State Economic Recovery GO, Refunding, Series C-1, Daily VRDN and Put, 0.04%, 7/01/23	3,600,000	3,600,000
[b]California State GO,		
Kindergarten, Series A2, Daily VRDN and Put, 0.04%, 5/01/34	2,000,000	2,000,000
Kindergarten, Series A3, Daily VRDN and Put, 0.04%, 5/01/34	1,900,000	1,900,000
Series A-1, Daily VRDN and Put, 0.04%, 5/01/33	6,900,000	6,900,000
[b]California Statewide CDA Revenue, John Muir Health, Refunding,		
Series A, Daily VRDN and Put, 0.01%, 8/15/36	4,300,000	4,300,000
Series C, Daily VRDN and Put, 0.03%, 8/15/27	1,800,000	1,800,000
[b]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.04%, 7/01/34	5,700,000	5,700,000
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.03%, 7/01/35	6,800,000	6,800,000
Total Short Term Investments (Cost $36,500,000)		36,500,000
Total Investments (Cost $1,162,224,837) 99.7%		1,197,861,586
Other Assets, less Liabilities 0.3%		3,120,856
Net Assets 100.0%		$1,200,982,442

See Abbreviations on page 76.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Tax-Exempt Money Fund

Class A	Year Ended June 30, 2013	2012	2011	2010	2009
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:					
Net investment income (loss)	—	—	—	(—)[a]	0.006
Net realized and unrealized gains (losses)	(—)[a]	—	—	—	—
Total from investment operations	(—)[a]	—	—	(—)[a]	0.006
Less distributions from net investment income	—	—	—	—	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	—%	—%	0.57%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.53%	0.54%	0.54%	0.54%	0.57%
Expenses net of waiver and payments by affiliates	0.12%	0.12%	0.23%	0.24%	0.46%
Net investment income (loss)	—%	—%	—%	(0.00)%[c]	0.61%
Supplemental data					
Net assets, end of year (000's)	$628,480	$564,477	$563,474	$630,453	$570,026

[a]Amount rounds to less than $0.001 per share.
[b]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
[c]Rounds to less than 0.01%.

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 99.1%		
California 99.1%		
[a]California Educational Facilities Authority Revenue,		
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.05%, 10/01/14	$ 5,800,000	$ 5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.05%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.05%, 10/01/17	7,000,000	7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.03%, 10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.05%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.05%, 10/01/22	3,300,000	3,300,000
[a]California Health Facilities Financing Authority Revenue,		
Children's Hospital, Series D, Weekly VRDN and Put, 0.06%, 11/01/34	6,100,000	6,100,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.05%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.05%, 3/01/47	13,000,000	13,000,000
Sisters Charity Health System, Refunding, Weekly VRDN and Put, 0.05%, 12/01/17	15,000,000	15,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.03%, 7/01/41	15,000,000	15,000,000
[a]California HFAR,		
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.06%, 4/01/43	6,325,000	6,325,000
MFH III, Refunding, Series F, Weekly VRDN and Put, 0.05%, 2/01/32	6,135,000	6,135,000
[a]California Infrastructure and Economic Development Bank Revenue,		
American National Red Cross, Refunding, Weekly VRDN and Put, 0.06%, 9/01/34	4,800,000	4,800,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.05%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,		
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.05%, 4/01/17	16,300,000	16,300,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.04%, 11/01/26	17,300,000	17,300,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.04%, 11/01/26	9,100,000	9,100,000
California State Department of Water Resources Water Revenue, TECP, 0.11%, 8/06/13	8,939,000	8,939,000
[a]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.03%, 7/01/23	1,900,000	1,900,000
Series C-4, Daily VRDN and Put, 0.04%, 7/01/23	23,195,000	23,195,000
[a]California State GO,		
Kindergarten, Series A2, Daily VRDN and Put, 0.04%, 5/01/34	3,145,000	3,145,000
Kindergarten, Series A3, Daily VRDN and Put, 0.04%, 5/01/34	500,000	500,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.03%, 5/01/33	16,325,000	16,325,000
Series A-1, Daily VRDN and Put, 0.04%, 5/01/33	18,000,000	18,000,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.04%, 5/01/40	9,800,000	9,800,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,		
Series A, Daily VRDN and Put, 0.05%, 11/01/35	5,300,000	5,300,000
Series B, Daily VRDN and Put, 0.01%, 11/01/35	19,700,000	19,700,000
[a]California Statewide CDA Revenue,		
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.01%, 8/15/36	5,050,000	5,050,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.03%, 8/15/27	2,200,000	2,200,000

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
[a]California Statewide CDA Revenue, (continued)		
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.05%, 12/01/36	$11,070,000	$ 11,070,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.03%, 7/01/37	14,825,000	14,825,000
[a]East Bay MUD Water System Revenue, Refunding,		
Series A-1, Weekly VRDN and Put, 0.05%, 6/01/38	16,410,000	16,410,000
Series A-2, Weekly VRDN and Put, 0.05%, 6/01/38	6,200,000	6,200,000
[a]Elsinore Valley Municipal Water District COP, Refunding, Series B, Weekly VRDN and Put, 0.11%, 7/01/35	8,100,000	8,100,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.13%, 6/01/30	1,700,000	1,700,000
[a]Irvine 1915 Act Special Assessment,		
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.07%, 9/02/22	1,219,000	1,219,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.07%, 9/02/22	3,000,000	3,000,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.07%, 9/02/20	1,141,000	1,141,000
Limited Obligation Improvement, AD No. 97-17, Daily VRDN and Put, 0.07%, 9/02/23	7,900,000	7,900,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.07%, 10/01/41	3,450,000	3,450,000
[a]Irvine Ranch Water District Special Assessment, Consolidated, ID Nos. 105 230 and 250, Weekly VRDN and Put, 0.03%, 8/01/16	2,900,000	2,900,000
[b]Los Angeles County GO, TRAN, Series A, 2.00%, 2/28/14	5,500,000	5,566,550
[a]Los Angeles County Housing Authority MFHR,		
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.06%, 12/01/32	6,400,000	6,400,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.05%, 4/15/28	4,400,000	4,400,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.05%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,		
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.09%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.07%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.05%, 7/01/35	3,250,000	3,250,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.04%, 7/01/35	6,100,000	6,100,000
Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.04%, 7/01/34	7,500,000	7,500,000
Power System, Series B, Sub Series B-7, Weekly VRDN and Put, 0.05%, 7/01/34	10,000,000	10,000,000
Water System, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.05%, 7/01/35	17,350,000	17,350,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.03%, 7/01/35	7,100,000	7,100,000
Los Angeles USD, GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28, Mandatory Put 7/01/13	8,920,000	8,920,000
Los Angeles Wastewater System Revenue, TECP, Series A-1, 0.17%, 7/10/13	10,000,000	10,000,200
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A, Weekly VRDN and Put, 0.03%, 10/01/29	23,000,000	23,000,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.06%, 3/01/49	7,425,000	7,425,000

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2013 *(continued)*

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
[a]Orange County Apartment Development Revenue,		
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.06%, 11/15/28	$ 9,100,000	$ 9,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.06%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.09%, 12/01/27	4,045,000	4,045,000
Oxnard School District GO, TRAN, Transportation, 1.00%, 10/31/13	4,000,000	4,009,496
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.07%, 8/01/36	4,210,000	4,210,000
[a]San Diego County Regional Transportation Commission Revenue, Limited Tax, Refunding, Series D, Weekly VRDN and Put, 0.05%, 4/01/38	23,735,000	23,735,000
[a]San Jose Financing Authority Lease Revenue, Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.06%, 6/01/27	8,915,000	8,915,000
[a]Santa Clara County El Camino Hospital District Facilities Authority Revenue, Lease, Valley Medical Centre Project, Series B, Weekly VRDN and Put, 0.06%, 8/01/15	4,500,000	4,500,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.07%, 11/15/25	20,635,000	20,635,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN and Put, 0.05%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,		
Series A, Weekly VRDN and Put, 0.02%, 6/01/26	11,470,000	11,470,000
Series C, Weekly VRDN and Put, 0.05%, 6/01/26	6,080,000	6,080,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.05%, 7/15/29	9,400,000	9,400,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.07%, 4/01/27	3,730,000	3,730,000
Total Investments (Cost $623,005,246) 99.1%		623,005,246
Other Assets, less Liabilities 0.9%		5,475,144
Net Assets 100.0%		$628,480,390

See Abbreviations on page 76.

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[b]Security purchased on a when-issued basis. See Note 1(b).

Financial Statements

Statements of Assets and Liabilities

June 30, 2013

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Assets:			
Investments in securities:			
Cost	$1,996,613,431	$1,162,224,837	$623,005,246
Value	$2,078,916,838	$1,197,861,586	$623,005,246
Cash	7,139,279	1,185,484	12,074,165
Receivables:			
Capital shares sold	1,284,746	2,961,969	174,721
Interest	31,163,453	15,394,128	266,689
Other assets	654	331	—
Total assets	2,118,504,970	1,217,403,498	635,520,821
Liabilities:			
Payables:			
Investment securities purchased	—	8,346,010	5,566,550
Capital shares redeemed	6,778,962	6,225,754	1,402,273
Affiliates	1,410,586	836,058	10,102
Distributions to shareholders	1,525,228	806,260	—
Accrued expenses and other liabilities	238,725	206,974	61,506
Total liabilities	9,953,501	16,421,056	7,040,431
Net assets, at value	$2,108,551,469	$1,200,982,442	$628,480,390
Net assets consist of:			
Paid-in capital	$2,045,521,903	$1,177,709,109	$628,484,755
Undistributed net investment income	1,926,301	138,338	—
Net unrealized appreciation (depreciation)	82,303,407	35,636,749	—
Accumulated net realized gain (loss)	(21,200,142)	(12,501,754)	(4,365)
Net assets, at value	$2,108,551,469	$1,200,982,442	$628,480,390

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

June 30, 2013

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Class A:			
Net assets, at value	$1,777,179,366	$785,196,007	$628,480,390
Shares outstanding	144,091,849	66,948,143	628,446,153
Net asset value per share[a]	$12.33	$11.73	$1.00
Maximum offering price per share (net asset value per share ÷ 95.75%, 97.75% and 100%, respectively)	$12.88	$12.00	$1.00
Class C:			
Net assets, at value	$ 269,209,020	$197,262,847	
Shares outstanding	21,539,157	16,762,284	
Net asset value and maximum offering price per share[a]	$12.50	$11.77	
Advisor Class:			
Net assets, at value	$ 62,163,083	$218,523,588	
Shares outstanding	5,032,016	18,595,089	
Net asset value and maximum offering price per share	$12.35	$11.75	

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Financial Statements *(continued)*

Statements of Operations

for the year ended June 30, 2013

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Investment income:			
Interest	$103,779,868	$ 44,694,041	$ 755,470
Expenses:			
Management fees (Note 3a)	10,645,279	5,598,449	3,141,426
Distribution fees: (Note 3c)			
Class A	1,888,460	790,310	—
Class B	3,519	—	—
Class C	1,977,821	1,246,326	—
Transfer agent fees: (Note 3e)			
Class A	486,032	304,968	135,190
Class B	137	—	—
Class C	76,195	74,073	—
Advisor Class	16,773	77,461	—
Custodian fees	27,496	14,193	7,487
Reports to shareholders	72,518	39,574	19,779
Registration and filing fees	16,406	22,085	4,884
Professional fees	55,502	42,960	29,651
Trustees' fees and expenses	51,122	25,338	13,266
Other	125,925	98,597	51,041
Total expenses	15,443,185	8,334,334	3,402,724
Expenses waived/paid by affiliates (Note 3f)	—	—	(2,647,254)
Net expenses	15,443,185	8,334,334	755,470
Net investment income	88,336,683	36,359,707	—
Realized and unrealized gains (losses):			
Net realized gain (loss) from investments	(7,275,724)	(1,635,513)	(1,819)
Net change in unrealized appreciation (depreciation) on investments	(61,604,593)	(32,803,614)	—
Net realized and unrealized gain (loss)	(68,880,317)	(34,439,127)	(1,819)
Net increase (decrease) in net assets resulting from operations	$ 19,456,366	$ 1,920,580	$ (1,819)

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Year Ended June 30,		Year Ended June 30,	
	2013	2012	2013	2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 88,336,683	$ 90,704,440	$ 36,359,707	$ 33,176,701
Net realized gain (loss) from investments	(7,275,724)	4,912,650	(1,635,513)	403,668
Net change in unrealized appreciation (depreciation) on investments	(61,604,593)	158,961,943	(32,803,614)	56,386,613
Net increase (decrease) in net assets resulting from operations	19,456,366	254,579,033	1,920,580	89,966,982
Distributions to shareholders from:				
Net investment income:				
Class A	(74,353,675)	(78,859,299)	(24,959,449)	(24,168,855)
Class B	(18,360)	(137,610)	—	—
Class C	(9,800,192)	(9,603,406)	(4,954,211)	(4,580,879)
Advisor Class	(2,628,132)	(2,080,127)	(6,472,070)	(4,617,777)
Total distributions to shareholders	(86,800,359)	(90,680,442)	(36,385,730)	(33,367,511)
Capital share transactions: (Note 2)				
Class A	(50,723,423)	28,565,727	65,642,647	111,386,092
Class B	(1,557,987)	(5,019,573)	—	—
Class C	(6,026,956)	29,707,300	29,358,001	36,006,196
Advisor Class	7,359,125	12,256,324	64,721,662	57,914,463
Total capital share transactions	(50,949,241)	65,509,778	159,722,310	205,306,751
Net increase (decrease) in net assets	(118,293,234)	229,408,369	125,257,160	261,906,222
Net assets:				
Beginning of year	2,226,844,703	1,997,436,334	1,075,725,282	813,819,060
End of year	$2,108,551,469	$2,226,844,703	$1,200,982,442	$1,075,725,282
Undistributed net investment income included in net assets:				
End of year	$ 1,926,301	$ 530,129	$ 138,338	$ 169,483

Financial Statements *(continued)*

Statements of Changes in Net Assets *(continued)*

	Franklin California Tax-Exempt Money Fund	
	Year Ended June 30,	
	2013	2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ —	$ —
Net realized gain (loss) from investments	(1,819)	—
Net increase (decrease) in net assets resulting from operations	(1,819)	—
Capital share transactions: (Note 2)	64,004,773	1,003,625
Net increase (decrease) in net assets	64,002,954	1,003,625
Net assets (there is no undistributed net investment income at beginning or end of year):		
Beginning of year	564,477,436	563,473,811
End of year	$628,480,390	$564,477,436

Franklin California Tax-Free Trust

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Franklin Insured Tax-Free Income Fund was closed to all investors effective March 1, 2013, with the exception of reinvestment of dividends and capital gains distributions.

Class A	Class A, Class C & Advisor Class
Franklin California Tax-Exempt Money Fund	Franklin California Insured Tax-Free Income Fund Franklin California Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

1. Organization and Significant Accounting Policies *(continued)*

a. Financial Instrument Valuation *(continued)*

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin California Tax-Free Trust

Notes to Financial Statements *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

g. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2013, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended June 30, 2013				
Shares sold	14,286,983	$ 185,886,523	19,580,870	$ 238,010,447
Shares issued in reinvestment of distributions	4,317,211	55,854,477	1,583,944	19,258,002
Shares redeemed	(22,677,602)	(292,464,423)	(15,790,481)	(191,625,802)
Net increase (decrease)	(4,073,408)	$ (50,723,423)	5,374,333	$ 65,642,647
Year ended June 30, 2012				
Shares sold	17,710,235	$ 219,274,579	17,938,255	$ 211,839,772
Shares issued in reinvestment of distributions	4,714,598	58,298,842	1,588,782	18,735,180
Shares redeemed	(20,162,617)	(249,007,694)	(10,145,458)	(119,188,860)
Net increase (decrease)	2,262,216	$ 28,565,727	9,381,579	$ 111,386,092
Class B Shares:				
Year ended June 30, 2013[a]				
Shares sold	204	$ 2,664		
Shares issued in reinvestment of distributions	969	12,664		
Shares redeemed	(120,663)	(1,573,315)		
Net increase (decrease)	(119,490)	$ (1,557,987)		
Year ended June 30, 2012				
Shares sold	1,937	$ 24,330		
Shares issued in reinvestment of distributions	8,026	98,787		
Shares redeemed	(417,922)	(5,142,690)		
Net increase (decrease)	(407,959)	$ (5,019,573)		

2. Shares of Beneficial Interest *(continued)*

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Year ended June 30, 2013				
Shares sold	3,771,086	$ 49,625,540	5,174,344	$ 63,131,037
Shares issued in reinvestment of distributions	587,723	7,704,230	288,543	3,518,984
Shares redeemed	(4,866,851)	(63,356,726)	(3,064,998)	(37,292,020)
Net increase (decrease)	(508,042)	$ (6,026,956)	2,397,889	$ 29,358,001
Year ended June 30, 2012				
Shares sold	5,003,321	$ 62,958,506	4,830,652	$ 57,383,760
Shares issued in reinvestment of distributions	597,495	7,482,862	270,326	3,198,569
Shares redeemed	(3,255,740)	(40,734,068)	(2,077,898)	(24,576,133)
Net increase (decrease)	2,345,076	$ 29,707,300	3,023,080	$ 36,006,196
Advisor Class Shares:				
Year ended June 30, 2013				
Shares sold	2,535,890	$ 32,978,454	10,613,584	$ 129,435,930
Shares issued in reinvestment of distributions	153,778	1,992,744	310,095	3,775,285
Shares redeemed	(2,131,877)	(27,612,073)	(5,635,333)	(68,489,553)
Net increase (decrease)	557,791	$ 7,359,125	5,288,346	$ 64,721,662
Year ended June 30, 2012				
Shares sold	1,980,354	$ 24,674,135	7,258,196	$ 85,986,969
Shares issued in reinvestment of distributions	126,051	1,564,172	192,333	2,280,139
Shares redeemed	(1,132,276)	(13,981,983)	(2,575,343)	(30,352,645)
Net increase (decrease)	974,129	$ 12,256,324	4,875,186	$ 57,914,463

[a]Effective March 1, 2013, all class B Shares were converted to Class A.

	Franklin California Tax-Exempt Money Fund
	Amount
Class A Shares:	
Year ended June 30, 2013	
Shares sold	$ 464,183,768
Shares redeemed	(400,178,995)
Net increase (decrease)	$ 64,004,773
Year ended June 30, 2012	
Shares sold	$ 522,782,410
Shares redeemed	(521,778,785)
Net increase (decrease)	$ 1,003,625

Notes to Financial Statements *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board for the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds' Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund
Reimbursement Plans:		
Class A	0.10%	0.10%
Compensation Plans:		
Class B	0.65%	—
Class C	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$397,579	$167,856	$ —
CDSC retained	$ 89,292	$ 71,138	$1,486

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily to such classes based upon the relative proportion of net assets of each class.

For the year ended June 30, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Transfer agent fees	$250,412	$133,564	$91,020

3. Transactions with Affiliates *(continued)*

f. Waiver and Expense Reimbursements

In efforts to prevent a negative yield in the Franklin California Tax-Exempt Money Fund, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the fund and if necessary, make a capital infusion into the fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

g. Other Affiliated Transactions

At June 30, 2013, an interested board member of the Trust owned 55.49% of the Franklin California Tax-Exempt Money Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At June 30, 2013, the capital loss carryforwards were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Capital loss carryforwards subject to expiration:			
2015	$ —	$ 1,083,972	$ —
2016	—	154,257	2,546
2017	1,446,203	5,166,158	—
2018	—	1,396,013	—
2019	7,062,310	2,006,118	—
Capital loss carryforwards not subject to expiration:			
Short term	12,691,629	2,541,137	1,819
Long term	—	154,100	—
Total capital loss carryforwards	$21,200,142	$12,501,755	$4,365

On June 30, 2013, the Franklin California Intermediate-Term Tax-Free Income Fund had expired capital loss carryforwards of $421,949, which were reclassified to paid-in capital.

4. Income Taxes *(continued)*

The tax character of distributions paid during the years ended June 30, 2013 and 2012, was as follows:

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
	2013	2012	2013	2012
Distributions paid from				
Tax exempt income	$86,800,359	$90,680,442	$36,385,730	$33,367,511

At June 30, 2013, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund	Franklin California Tax-Exempt Money Fund
Cost of investments	$1,995,616,042	$1,161,891,337	$623,005,246
Unrealized appreciation	$ 104,695,149	$ 50,842,010	$ —
Unrealized depreciation	(21,394,353)	(14,871,761)	—
Net unrealized appreciation (depreciation)	$ 83,300,796	$ 35,970,249	$ —
Distributable earnings – undistributed tax exempt income	$ 2,454,141	$ 611,098	$ —

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2013, were as follows:

	Franklin California Insured Tax-Free Income Fund	Franklin California Intermediate-Term Tax-Free Income Fund
Purchases	$354,117,064	$208,634,384
Sales	$383,051,049	$ 68,635,100

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Franklin California Insured Tax-Free Income Fund and Franklin Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended June 30, 2013, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

8. Fair Value Measurements *(continued)*

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on their financial statements.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915
ABAG	- The Association of Bay Area Governments
ACA	- American Capital Access Holdings Inc.
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CFD	- Community Facilities District
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FHLMC	- Federal Home Loan Mortgage Corp.
FICO	- Financing Corp.
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
ID	- Improvement District
MF	- Multi-Family
MFH	- Multi-Family Housing
MFHR	- Multi-Family Housing Revenue
MFMR	- Multi-Family Mortgage Revenue
MTA	- Metropolitan Transit Authority
MUD	- Municipal Utility District
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
RDA	- Redevelopment Agency/Authority
SFMR	- Single Family Mortgage Revenue
TECP	- Tax-Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Note
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin California Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin California Tax-Free Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund (the funds constituting the Franklin California Tax-Free Trust, hereafter referred to as the "Funds") at June 30, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2013

Franklin California Tax-Free Trust

Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code (Code), the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2013. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2014, shareholders will be notified of amounts for use in preparing their 2013 income tax returns.

Franklin California Tax-Free Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1985	139	Bar-S Foods (meat packing company (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	113	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (August 2012); and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2006	139	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products) (1994-2013), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Hess Corporation (exploration and refining of oil and gas) (1998-2013).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) (2010-2012) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (June 2012); and **formerly,** John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	113	None
Principal Occupation During at Least the Past 5 Years: President, Staples Europe (office supplies) (October 2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	149	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Rupert H. Johnson, Jr. (1940)** One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since June 2013	139	None
Principal Occupation During at Least the Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.				
Sheila Amoroso (1959) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.				
Rafael R. Costas, Jr. (1965) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 23 of the investment companies in Franklin Templeton Investments.				
Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Corporate Counsel, Franklin Templeton Investments; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Thomas Walsh (1961) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 47 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate tax-exempt funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished

Board Review of Investment Management Agreement *(continued)*

the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management's conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management's efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed its investment performance in comparison with a performance universe selected by Lipper. The following summarizes the performance results for each of the Funds.

Franklin California Insured Tax-Free Income Fund – The Lipper report for this Fund showed the investment performance of its Class A shares during 2012 and the previous 10 years ended December 31, 2012, in comparison with a performance universe consisting of all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report showed that the

Board Review of Investment Management Agreement *(continued)*

Fund's income return during 2012 and for the previous three-, five- and 10-year periods on an annualized basis was in the second-highest quintile of its performance universe. The Lipper report also showed that the Fund's total return during 2012 was in the middle performing quintile of its performance universe, and on an annualized basis was in the middle quintile of such universe for the previous three-year period, the second-lowest quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund's comparative performance as set forth in the Lipper report and noted its income-oriented investment objective.

Franklin California Intermediate-Term Tax-Free Income Fund – The Lipper report for this Fund showed the investment performance of its Class A shares during 2012 and the previous 10 years ended December 31, 2012, in comparison with a performance universe consisting of all retail and institutional California intermediate municipal debt funds as selected by Lipper. Such Lipper report comparison showed that the Fund's income return in 2012 was in the highest or best performing quintile of such universe, and on an annualized basis was also in the highest performing quintile of such universe for the previous three-, five- and 10-year periods. The Lipper report showed that the Fund's total return during 2012 was in the highest quintile of its performance universe, and on an annualized basis was in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund's comparative performance as set forth in the Lipper report.

Franklin California Tax-Exempt Money Fund – The Lipper report for this Fund showed its investment performance during 2012 and the 10-year period ended December 31, 2012, in comparison to a performance universe consisting of all retail and institutional California tax-exempt money market funds as selected by Lipper. The Lipper report showed the Fund's total return to be in the lowest quintile of its performance universe during 2012, and to be in the lowest or second-lowest quintile of such universe in each of the previous three-, five- and 10-year periods on an annualized basis. In discussing such performance, management explained that it reflected the Fund's conservative policy of focusing on safety and liquidity by investing primarily in short-term securities, with its portfolio having no derivative holdings or investments in non-rated securities or securities subject to the alternative minimum tax, which generally offer higher yields. The Board found such performance acceptable in view of such factors, noting that the Fund's expenses were subsidized by management to avoid net asset value falling below one dollar per share and that the median return within the Lipper performance universe for the one-year period was one basis point.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund's most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally

Board Review of Investment Management Agreement *(continued)*

increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of such group. The Lipper contractual investment management fee analysis includes administrative fees as being part of management fees, and total expenses, for comparative consistency, were shown by Lipper for Fund Class A shares in the case of Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund. The Lipper report for Franklin California Insured Tax-Free Income Fund showed that its contractual investment fee rate was one-half basis point above the median of its Lipper expense group, while its actual total expense ratio was below the median of such group. The Lipper report for Franklin California Intermediate-Term Tax-Free Income Fund showed that both its contractual investment fee rate and its actual total expense ratio were below the median of its Lipper expense group. The Board was satisfied with the management fee and total expenses of these two Funds in comparison to their Lipper expense groups. The Lipper expense comparison for Franklin California Tax-Exempt Money Fund showed its contractual investment management fee to be less than one basis point higher than its Lipper expense group median, while its actual total expense ratio was in the least expensive quintile of such expense group. The Board was satisfied with the comparative expenses of this Fund as shown in the Lipper report, noting that the Fund's expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager's parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Funds' Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in

Board Review of Investment Management Agreement *(continued)*

determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provide, also noting with respect to Franklin California Tax-Exempt Money Fund that expenses were being subsidized by management.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the manager realizing a larger profit margin on management services provided such fund. The Board also noted that any economies of scale are shared with each of these Funds and their shareholders through management fee breakpoints existing in each of the Fund's investment management agreements so that as a Fund grows in size, its effective management fee rate declines. The management fee structure, including administrative expenses for each Fund provides for a fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; 0.45% on net assets in excess of $250 million; with additional breakpoints thereafter beginning at the $7.5 billion net asset level. At December 31, 2012, the net assets of Franklin California Insured Tax-Free Income Fund stood at approximately $2.3 billion, and those of Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund were approximately $1.2 billion and $754 million, respectively. In discussing these fee levels, management's position was that the existing fee rate reaches a low level quickly, which anticipates economies of scale as assets grow, and in support of such position pointed out the effective management fee rate and low total actual expense comparisons for these Funds within their Lipper expense groups as previously discussed under "Comparative Expenses." The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for these three Funds provides a sharing of benefits with each Fund and its shareholders. The Board also noted the fact that management was subsidizing the expenses of Franklin California Tax-Exempt Money Fund.

Shareholder Information *(continued)*

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund's financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin California Tax-Free Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

CAT A 08/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $95,974 for the fiscal year ended June 30, 2013 and $101,168 for the fiscal year ended June 30, 2012.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's

investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $4,600 for the fiscal year ended June 30, 2013 and $50,000 for the fiscal year ended June 30, 2012. The services for which these fees were paid include technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2013 and $1,344 for the fiscal year ended June 30, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $39,194 for the fiscal year ended June 30, 2013 and $151,106 for the fiscal year ended June 30, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the

Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $43,794 for the fiscal year ended June 30, 2013 and $202,450 for the fiscal year ended June 30, 2012.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. **N/A**

Item 6. Schedule of Investments. **N/A**

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. **N/A**

Item 8. Portfolio Managers of Closed-End Management Investment Companies. **N/A**

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. **N/A**

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) <u>Evaluation of Disclosure Controls and Procedures</u>. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) <u>Changes in Internal Controls</u>. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013